Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net loss for the year	$ (30,627,783)	$ (7,737,825)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,047,388	43,403
Depreciation expense	123,956	9,897
Change in fair value of warrant liability	18,843,947	(1,892,488)
Accretion expense	359,267	734,589
Financing costs	30,000
Loss on sale of equipment		10,930
Loss on loan extinguishment	9,407	1,204,073
Interest expense on lease liability	27,062
Loss on debt settlement	1,056,296
Foreign exchange gain on re-translation of lease liability	(10,766)
Changes in operating assets and liabilities:
Accounts receivable	(35,828)	186,182
Deposit		90,248
Prepaid expenses	(67,542)	553,458
Long term deposit		(68,939)
Accounts payable	1,852,650	1,966,144
Accrued liabilities	3,253,423	2,421,011
Other liabilities	(11,117)	(110)
Interest payable	202,426	198,219
Net cash used in operating activities	(3,947,214)	(2,281,208)
Investing activities
Purchase of machinery and equipment	(219,528)	(6,555)
Proceeds on disposal of equipment		10,000
Net cash (used in) provided by investing activities	(219,528)	3,445
Financing activities
Proceeds from convertible loan payable		500,000
Proceeds from issuance of common stock, net of issue costs	2,428,530	1,195,830
Proceeds from warrants exercised	417,006
Shares to be issued	549,363	107,337
Lease payments	(120,690)
Proceeds from promissory notes	1,084,536
Repayment of promissory note	(158,094)
Net cash provided by financing activities	4,200,651	1,803,167
Net change in cash and cash equivalents	33,909	(474,596)
Cash and cash equivalents, beginning of year	28,064	502,660
Cash and cash equivalents, end of year	61,973	28,064
Non-cash activities:
Common stock issued to settle accounts payable, accrued liabilities and promissory notes	717,673
Common stock issued to settle convertible loan	300,000	100,000
Disposal of equipment used to settle accounts payable		20,930
Stock options exercised used to settle accrued liabilities		$ 268,930